Investments - current - Summary of Other Investments current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of financial assets [line items]
Investments—measured at Fair value through Other Comprehensive Income	$ 496.2	₨ 40,764.8	₨ 58,041.2
Investments—measured at Fair value through profit and loss	1,796.5	147,618.2	169,051.0
Total (a+b)	2,292.7	188,383.0	227,092.2
Mutual funds [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	496.2	40,764.8	57,526.2
Convertible Debentures [member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	0.0	0.0	515.0
Quoted Investment In Government Securities [Member]
Disclosure of financial assets [line items]
Investments—measured at amortized cost	16.4	1,344.4	6,856.2
Unquoted Mutual Funds [Member]
Disclosure of financial assets [line items]
Investments—measured at amortized cost	$ 1,780.1	₨ 146,273.8	₨ 162,194.8